Other Liabilities - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
Accrued severance pay	$ 1,990	$ 2,730
Interest rate swap	802	1,206
Accrued taxes	60	60
Other long-term liabilities	$ 2,852	$ 3,996